SUBSIDIARIES AND ASSOCIATES (Schedule of information about subsidiaries) (Details)	12 Months Ended
Dec. 31, 2023
NeoGames S.A. [Member]
Disclosure of subsidiaries [line items]
Name	NeoGames S.A.
Country of incorporation	Luxemburg
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Parent entity
NeoGames Connect s.a.r.l. [Member]
Disclosure of subsidiaries [line items]
Name	NeoGames Connect s.a.r.l.
Country of incorporation	Luxemburg
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Holding company
Neogames Systems Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Neogames Systems Ltd.
Country of incorporation	Israel
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Intellectual property owner as well as Israel employer
Neogames US LLP [Member]
Disclosure of subsidiaries [line items]
Name	Neogames US LLP
Country of incorporation	United States
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	North America distributer
NG Connect Ltd [Member]
Disclosure of subsidiaries [line items]
Name	NG Connect Ltd
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Holding company
NG Malta Branch [Member]
Disclosure of subsidiaries [line items]
Name	NG Malta Branch
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Dormant
NeoGames Solutions LLC [Member]
Disclosure of subsidiaries [line items]
Name	NeoGames Solutions LLC
Country of incorporation	United States
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	North America Licensor
Neogames S.R.O [Member]
Disclosure of subsidiaries [line items]
Name	Neogames S.R.O
Country of incorporation	Czech Republic
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Czech Republic licensor
NeoGames Ukraine [Member]
Disclosure of subsidiaries [line items]
Name	Neogames Ukraine
Country of incorporation	Ukraine
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Provides development services to Neogames Systems Ltd.
NeoPollard Interactive LLC [Member]
Disclosure of subsidiaries [line items]
Name	NeoPollard Interactive LLC
Country of incorporation	United States
Proportion of voting rights and ordinary share capital held	50.00%
Nature of business	See Note 1
Aspire Global International Limited [Member]
Disclosure of subsidiaries [line items]
Name	Aspire Global International Limited
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Maltese-licensed B2C trading company
AG Software Ltd [Member]
Disclosure of subsidiaries [line items]
Name	AG Software Ltd
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Maltese-licensed B2B trading company
Aspire Global Marketing Solutions Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Aspire Global Marketing Solutions Ltd
Country of incorporation	Israel
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Provides certain marketing support and development services to Aspire Global Plc.
AG Communications Limited [Member]
Disclosure of subsidiaries [line items]
Name	AG Communications Limited
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	B2B trading company holding B2C licenses in Denmark and United Kingdom
AG 7 Limited [Member]
Disclosure of subsidiaries [line items]
Name	AG 7 Limited
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	B2B trading company
Utopia Management Group Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Utopia Management Group Ltd
Country of incorporation	British Virgin Islands
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Provides certain marketing and acquisition services
ASG Technologies Ltd [Member]
Disclosure of subsidiaries [line items]
Name	ASG Technologies Ltd
Country of incorporation	British Virgin Islands
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Acts as a nominee with respect to the registration of certain domains owned by the Group
Aspire Global Ukraine [Member]
Disclosure of subsidiaries [line items]
Name	Aspire Global Ukraine
Country of incorporation	Ukraine
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Provides customer support and development services to Aspire Global Plc.
Novogoma Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Novogoma Ltd
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	83.00%
Nature of business	Dormant
Neolotto Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Neolotto Ltd
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	37.60%
Nature of business	Dormant
Minotauro Media Limited [Member]
Disclosure of subsidiaries [line items]
Name	Minotauro Media Limited
Country of incorporation	Ireland
Proportion of voting rights and ordinary share capital held	30.00%
Nature of business	Engaged in the business of marketing and promoting online gaming services via its domain names
Marketplay Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Marketplay Ltd	[1]
Country of incorporation	Malta	[1]
Proportion of voting rights and ordinary share capital held	49.90%	[1]
Nature of business	Engaged in the business of marketing and promoting online gaming services via its domain names	[1]
NEG Group Limited [Member]
Disclosure of subsidiaries [line items]
Name	NEG Group Limited
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	25.00%
Nature of business	Dormant
Vips Holdings [Member]
Disclosure of subsidiaries [line items]
Name	Vips Holdings
Country of incorporation	Malta
Proportion of voting rights and ordinary share capital held	13.00%
Nature of business	Dormant
GMS Entertainment Limited (“GMS”) [Member]
Disclosure of subsidiaries [line items]
Name	GMS Entertainment Limited (“GMS”)
Country of incorporation	Isle of man
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Engaged in developing and licensing real money gaming games and systems in global regulated markets
BtoBet Limited [Member]
Disclosure of subsidiaries [line items]
Name	BtoBet Limited
Country of incorporation	Gibraltar
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Engaged in developing and licensing real money sports betting and systems in global regulated markets
Cylnelish, Sociedad, Limitda [Member]
Disclosure of subsidiaries [line items]
Name	Cylnelish, Sociedad, Limitda
Country of incorporation	Spain
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	Provides certain marketing support services toAspire Global Plc.
Aspire Global US Inc. [Member]
Disclosure of subsidiaries [line items]
Name	Aspire Global US Inc.
Country of incorporation	USA
Proportion of voting rights and ordinary share capital held	100.00%
Nature of business	US Trading company
BNG Investment Group Ltd. [Member]
Disclosure of subsidiaries [line items]
Name	BNG Investment Group Ltd.,	[2]
Country of incorporation	British Virgin Islands	[2]
Proportion of voting rights and ordinary share capital held	25.00%	[2]
Nature of business	Engaged in developing and licensing real money bingo games and systems in global regulated markets	[2]

[1]	Market Play Limited is the company that launched Mr. Play, a casino and sports betting brand. Aspire provides the technology and is a significant shareholder in the venture, holding 49.9% of its shares, along with various investors. Aspire had invested €2.5 million and acquired shares from the other shareholders for €1 million. According to a purchase price allocation, the excess has been allocated to goodwill. During Q1 2022, Aspire granted Market Play Limited a five-year loan in the amount of €2.5M, bearing annual interest of 5.0% payable every 6 months. In 2023 and 2022, the Group recognized its share of Market Play Limited’s profit of €0.7 million and €0.6 million, respectively.
[2]	On December 10, 2021, Aspire signed an agreement to acquire 25% of bingo supplier END 2 END for $1.75 million in cash with an option to acquire all of the shares exercisable after three to five years. This provides Aspire with access to a real omni channel technology and a proprietary offering in one of the biggest verticals in the iGaming industry.